Leases (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Right-of-use assets	$ 96,515	$ 105,250
Lease liabilities	$ 99,623